INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2019
Purchased software and Medical License Intangibles
INTANGIBLE ASSETS, NET
INTANGIBLE ASSETS, NET

6.     INTANGIBLE ASSETS, NET

Intangible assets, net consist of the following:

	As of December 31,
	2018	2019	2019
	RMB	RMB	US$
Software	934	1,305	187
Medical license	5,300	5,300	761
Total	6,234	6,605	948
Less: Accumulated amortization	(828)	(1,405)	(201)
Total	5,406	5,200	747

Amortization expense of intangible assets for the years ended December 31, 2018 and 2019 amounted to RMB530 and RMB577 (US$83), respectively.

The estimated aggregate amortization expense for each of the five succeeding years is as follows:

Year ending December 31,	RMB
2020	594
2021	575
2022	518
2023	391
2024	353
Thereafter	2,769